Vessels	12 Months Ended
Dec. 31, 2012
Vessels [Abstract]
Vessels
10.       Vessels:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2010	479,489	(54,168)	425,321
- Vessels acquired and delivered	86,836	-	86,836
- Vessels sold	(20,641)	4,087	(16,554)
- Depreciation for the year	-	(21,163)	(21,163)
Balance, December 31, 2011	545,684	(71,244)	474,440
- Vessels acquired and delivered	13,855	-	13,855
- Vessels sold	(27,418)	13,633	(13,785)
- Depreciation for the year	-	(21,484)	(21,484)
Balance, December 31, 2012	532,121	(79,095)	453,026

On April 10, 2012, the Company sold the vessel Vera to an unaffiliated third-party purchaser for an aggregate price of $605. The loss on sale of $697 was calculated as the sale price less the carrying value of the vessel of $952 and the carrying value of unamortized dry-docking costs of $350. This loss is included under the loss on sale of vessels in the consolidated statements of income.

On April 19, 2012, the Company sold the floating storage facility Fos II to an unaffiliated third-party purchaser for an aggregate price of $5,103. The loss on sale of $4,030 was calculated as the sale price less the carrying value of the vessel of $8,762 and the carrying value of unamortized dry-docking costs of $371. This loss is included under the loss on sale of vessels in the consolidated statements of income.

On May 23, 2012, the newly-constructed bunkering tanker, Symi (ex-QHS-228), with a total cost of $13,855, became operational in the Company's service center in Ghana.

On June 14, 2012, the Company sold the vessel Hope to an unaffiliated third-party purchaser for an aggregate price of $1,442. The gain on sale of $509 was calculated as the sale price less the carrying value of the vessel of $541 and the carrying value of unamortized dry-docking costs of $392. This loss is included under the loss on sale of vessels in the consolidated statements of income.

On October 23, 2012, the Company sold the vessel Aegean Star to an unaffiliated third-party purchaser for an aggregate price of $1,782. The loss on sale of $1,748 was calculated as the sale price less the carrying value of the vessel of $3,530. This loss is included under the loss on sale of vessels in the consolidated statements of income.

During the year ended December 31, 2011, the Company took deliveries of the following vessels:

Vessel Name	Date of operation	Year Built	Size (dwt)	Total cost capitalized
Kassos	01/11/2011	2010	6,256	13,498
Ios	03/02/2011	2010	4,620	12,158
Tilos	04/27/2011	2011	6,263	13,174
Anafi	05/10/2011	2011	4,584	11,798
Montana	05/26/2011	2011	4,319	10,320
Halki	10/01/2011	2011	6,256	13,435
Sikinos	11/09/2011	2011	4,595	12,000
Florida	11/15/2011	2011	1,533	453
				86,836

During the year ended December 31, 2012, the Company took delivery of the following vessel:

Vessel Name	Date of operation	Year Built	Size (dwt)	Total cost capitalized
Symi	05/23/2012	2012	6,256	13,855

Cost of vessels at December 31, 2011 and 2012, includes $58,334 and $59,339, respectively, of amounts not included in the contract price of the vessels but which were material expenses incurred upon acquisition and are capitalized in accordance with the accounting policy discussed in Note 2.

As of December 31, 2012, all of the Company's operational vessels, except for the Mediterranean, PT25, PT36, PT22 and the vessels Colorado, Vigo, Elbe, Ellen, Steindamm and Tapuit were mortgaged under the Company's various debt agreements.